Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Operating Leased Assets [Line Items]
Ground lease for neighborhood and community shopping centers	$ 4.8	$ 9.6	$ 9.4	$ 4.5
Minimum annual rental commitments for leases
2014		8.6
2015		8.6
2016		8.1
2017		8.0
2018		7.3
Thereafter		$ 93.6